Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 302,679,682	$ 20,625,372	$ 23,402,083	$ (286,677,255)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	99,547,710
Net loss for the period				(5,492,602)	$ (5,492,602)
Stock option compensation (Note 9)			11,703		11,703
Ending balance, value at Sep. 30, 2022	$ 302,679,682	20,625,372	23,413,786	(292,169,857)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2022	99,547,710
Beginning balance, value at Jun. 30, 2022	$ 302,679,682	20,625,372	23,409,987	(290,466,501)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2022	99,547,710
Net loss for the period				(1,703,356)	(1,703,356)
Stock option compensation (Note 9)			3,799		3,799
Ending balance, value at Sep. 30, 2022	$ 302,679,682	20,625,372	23,413,786	(292,169,857)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2022	99,547,710
Beginning balance, value at Dec. 31, 2022	$ 302,679,682	20,625,372	23,561,301	(295,273,771)	51,592,584
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2022	99,547,710
Net loss for the period				(20,948,412)	$ (20,948,412)
Share issuance	1,491		(410)
Stock Issued During Period, Shares, New Issues					1,001
Stock option compensation (Note 9)
Ending balance, value at Sep. 30, 2023	$ 302,681,173	20,625,372	23,560,891	(316,222,183)	30,645,253
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2023	99,548,711
Beginning balance, value at Jun. 30, 2023	$ 302,679,682	20,625,372	23,561,301	(297,771,607)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2023	99,547,710
Net loss for the period				(18,450,576)	$ (18,450,576)
Share issuance	1,491		(410)
Stock Issued During Period, Shares, New Issues					1,001
Stock option compensation (Note 9)
Ending balance, value at Sep. 30, 2023	$ 302,681,173	$ 20,625,372	$ 23,560,891	$ (316,222,183)	$ 30,645,253
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2023	99,548,711